Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 1,340	$ 1,272	$ 2,677	$ 2,589
Interest expense - lease liabilities	72	36	145	53
Letters of guarantee	(113)	44	(81)	89
Total finance costs	$ 1,299	$ 1,352	$ 2,741	$ 2,731